Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of estimated useful lives of the assets

Buildings	30 years
Computer equipment	2 years
Office furniture	5 years
Leasehold improvements	5 years
Source software	3 years

Schedule of estimated useful lives of the assets

Developed product technology	3 years
Customer relationships	10 years
Trademarks	3 - 5 years
Covenants not to compete	2 - 4 years

Schedule of valuation techniques to determine fair value using Level 3

	9/15/2011	10/24/2011	9/30/2012
Dividend yield	—	—	—
Volatility	40%	40%	40%
Risk-free rate	0.96%	1.07%	0.46%

Schedule of reconciliation of changes in the fair value of derivative financial instruments

	2011	2012
Balance as of October 1	$—	$153
Initial fair value recorded as debt discount	153	467
Change in fair value included in earnings	—	(181)

Balance as of September 30	$153	$439

Schedule of computation of diluted net income (loss) per share available to the entity's common stockholders

Year Ended September 30, 2010
Net income available to Textura Corporation common stockholders, basic and diluted	$1,893

Diluted weighted average shares:
Weighted average shares outstanding, basic	6,942
Add back: dilutive stock options	80
Add back: dilutive warrants	144

Weighted average shares used to compute diluted earnings per share	7,166

Net income per share available to Textura Corporation common stockholders, diluted	$0.26

Potential common shares excluded from the computation of diluted net loss per share

	Nine Months Ended June 30,
	2012	2013
	(in thousands)
Conversion of redeemable or convertible preferred stock	5,564	—
Conversion of Submittal Exchange Holdings Class A preferred units	963	—
Outstanding Restricted stock units	622	696
Outstanding stock options	2,468	3,429
Outstanding common and preferred warrants	1,439	1,333

Total excluded securities	11,056	5,458

	Years Ended September 30,
	2010	2011	2012
Conversion of redeemable or convertible preferred stock	5,524	5,504	5,558
Conversion of Submittal Exchange Holdings Class A preferred units	—	—	963
Vesting of restricted stock units	232	348	630
Exercise of stock options	1,682	1,836	2,448
Exercise of common and preferred warrants	714	1,124	1,412
Conversion of convertible debentures	1,284	—	—

Total excluded securities	9,436	8,812	11,011